Concentration of risk (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Concentration Risk [Line Items]
Deposit	$ 1,207,224		$ 2,597,037
CDIC insured limit	678,386		1,859,021
Cash balance	1,420,792		6,293,415
Credit risk	3,565,513
Credit Risk [Member]
Concentration Risk [Line Items]
Cash balance	$ 807		$ 3,693,725
Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.60%
Revenue Benchmark [Member] | First Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		45.60%
Revenue Benchmark [Member] | Second Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.70%
Revenue Benchmark [Member] | Third Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.30%
Accounts Receivable [Member] | First Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	44.30%	34.70%
Accounts Receivable [Member] | Second Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.90%	22.70%
Accounts Receivable [Member] | Third Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.80%	17.10%
Accounts Receivable [Member] | Fourth Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		14.70%
Total Purchases [Member] | First Vendor [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.40%	31.80%
Total Purchases [Member] | Second Vendor [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		18.90%
Accounts Payable [Member] | First Vendor [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	67.30%	73.40%
Accounts Payable [Member] | Second Vendor [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.60%	23.10%